FINANCE COSTS AND UNWINDING OF OBLIGATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs on bonds, corporate notes, bank loans and other	$ 124	$ 135	$ 128
Amortisation of fees	23	4	7
Lease finance charges	8	10	5
Less: interest captalised	(17)	(6)	0
Total finance costs	138	143	140
Unwinding of obligations	39	29	28
Total finance costs and unwinding of obligations (notes 32 and 36)	$ 177	$ 172	$ 168